Deposits (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deposits [Abstract]
Time deposits, at or above FDIC insurance limit	$ 2,100,000,000	$ 1,500,000,000
Time deposits mature in 2025	4,100,000,000
Time deposits mature in 2026	557,000,000
Time deposits mature in 2027	330,000,000
Time deposits mature in 2028	361,000,000
Time deposits mature in 2029	251,000,000
Time deposit mature after 2029	$ 0